Accounts Receivable and Notes Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable and notes receivable	$ 9,150,085	$ 12,606,059
Less: allowance for doubtful accounts	(7,158,231)	(5,744,387)
Accounts receivable, net	$ 1,991,854	$ 6,861,672